Derivative Instruments (Tables)	1 Months Ended
Jun. 30, 2012
Derivative Instruments
Schedule of interest rate swap derivative instruments

	Notional Amount	Estimated Fair Value	Accrued Interest
Interest rate swaps, assets	$89,000	$1,283	$95
Interest rate swaps, liabilities	926,500	(6,327)	627
Total derivative instruments	$1,015,500	$(5,044)	$722

Summary of average fixed pay rate and average maturity for the Company's interest rate swaps

Term to Maturity	Notional Amount	Average Fixed Pay Rate	Average Maturity (Years)
Greater than 1 year and less than 3 years	$320,000	0.7%	2.4
Greater than 3 years and less than 5 years	165,000	1.1	4.6
Greater than 5 years	530,500	1.8	10.0
Total	$1,015,500	1.3%	6.7

Summary of the amounts recognized on the statements of operations related to the Company's derivative instruments

Derivative Instrument	Interest Income (expense), net	Mark-to-market adjustments on derivative instruments	Loss on derivative instruments
Interest rate swaps(1)	$(722)	$(5,044)	$(5,766)
Agency Interest-Only Strips(2)	817	(364)	453
Total	$95	$(5,408)	$(5,313)

(1) Interest income (expense), net on interest rate swaps represents the net amount paid, including accrued amounts, for swaps during the period and realized gains (losses) on swap terminations.

(2) Interest Income (expense), net on Agency Interest-Only Strips represents interest income on these securities based on the actual coupon.